Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing receivable credit quality indicators
Total Financing Receivables	$ 1,226,081	$ 1,208,074
Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	1,103,938	1,036,050
Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	16,577	65,633
Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	22,665	6,254
Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	40,955	28,526
Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	33,330	71,611
Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	8,616
Construction & Land Development [Member]
Financing receivable credit quality indicators
Total Financing Receivables	60,736	49,184
Construction & Land Development [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	54,994	42,899
Construction & Land Development [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	1,717	802
Construction & Land Development [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	90
Construction & Land Development [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Construction & Land Development [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	1,342	2,227
Construction & Land Development [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	580	3,166
Construction & Land Development [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	2,103
Commercial Real Estate [Member]
Financing receivable credit quality indicators
Total Financing Receivables	486,828	508,353
Commercial Real Estate [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	414,023	387,161
Commercial Real Estate [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	12,137	57,334
Commercial Real Estate [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	22,180	5,558
Commercial Real Estate [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Commercial Real Estate [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	17,234	13,120
Commercial Real Estate [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	14,741	45,180
Commercial Real Estate [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	6,513
Residential Real Estate [Member]
Financing receivable credit quality indicators
Total Financing Receivables	569,331	546,246
Residential Real Estate [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	527,891	505,316
Residential Real Estate [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	1,686	5,529
Residential Real Estate [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	36	133
Residential Real Estate [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Residential Real Estate [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	22,099	12,555
Residential Real Estate [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	17,619	22,713
Residential Real Estate [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0
Commercial and Financial [Member]
Financing receivable credit quality indicators
Total Financing Receivables	61,903	53,105
Commercial and Financial [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	61,123	51,375
Commercial and Financial [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	587	1,445
Commercial and Financial [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	193	168
Commercial and Financial [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Commercial and Financial [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	16
Commercial and Financial [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	101
Commercial and Financial [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0
Consumer Loan [Member]
Financing receivable credit quality indicators
Total Financing Receivables	47,283	50,611
Consumer Loan [Member] | Pass [Member]
Financing receivable credit quality indicators
Total Financing Receivables	45,907	49,299
Consumer Loan [Member] | Special mention [Member]
Financing receivable credit quality indicators
Total Financing Receivables	450	523
Consumer Loan [Member] | Substandard [Member]
Financing receivable credit quality indicators
Total Financing Receivables	256	305
Consumer Loan [Member] | Doubtful [Member]
Financing receivable credit quality indicators
Total Financing Receivables	0	0
Consumer Loan [Member] | Nonaccrual [Member]
Financing receivable credit quality indicators
Total Financing Receivables	280	608
Consumer Loan [Member] | Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	390	451
Consumer Loan [Member] | Pass-Troubled debt restructures [Member]
Financing receivable credit quality indicators
Total Financing Receivables	$ 0